Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS")	6 Months Ended
Jun. 30, 2025
Profit or loss [abstract]
Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS")
20.	Earnings per Share (“EPS”) and Diluted Earnings per Share (“Diluted EPS”)
Diluted earnings per share is calculated using the treasury method which assumes that outstanding share purchase options and warrants, with exercise prices that are lower than the average market price of the Company’s common shares for the relevant period, are exercised and the proceeds are used to purchase shares of the Company at the average market price of the common shares for the relevant period.
Diluted EPS is calculated based on the following weighted average number of shares outstanding:

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2025	2024	2025	2024

Basic weighted average number of shares outstanding	453,889	453,430	453,791	453,262

Effect of dilutive securities

Share purchase options	497	337	456	298

Restricted share units	277	337	303	328

Diluted weighted average number of shares outstanding	454,663	454,104	454,550	453,888
The following table lists the number of share purchase options excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of Cdn$116.72 (six months - Cdn$106.13), compared to Cdn$73.11 (six months - Cdn$67.14) for the comparable period in 2024.

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2025	2024	2025	2024

Share purchase options	-	-	139	-